Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred policy acquisition costs details
A progression of deferred policy acquisition costs is presented below (in millions):

	Deferred Costs	Sales Inducements	PVFP	Subtotal	Unrealized (*)	Total
Balance at December 31, 2014	$910	$129	$66	$1,105	$(525)	$580
Additions	224	11	—	235	—	235
Amortization:
Periodic amortization	(159)	(26)	(11)	(196)	—	(196)
Annuity unlocking	31	4	—	35	—	35
Included in realized gains	8	1	—	9	—	9
Change in unrealized	—	—	—	—	291	291
Balance at December 31, 2015	1,014	119	55	1,188	(234)	954

Additions	229	9	—	238	—	238
Amortization:
Periodic amortization	(168)	(24)	(9)	(201)	—	(201)
Annuity unlocking	25	4	—	29	—	29
Included in realized gains	6	2	—	8	—	8
Change in unrealized	—	—	—	—	(31)	(31)
Balance at December 31, 2016	1,106	110	46	1,262	(265)	997

Additions	225	4	—	229	—	229
Amortization:
Periodic amortization	(160)	(19)	(8)	(187)	—	(187)
Annuity unlocking	34	6	1	41	—	41
Included in realized gains	9	1	—	10	—	10
Other	—	—	10	10	—	10
Change in unrealized	—	—	—	—	(157)	(157)
Balance at December 31, 2017	$1,214	$102	$49	$1,365	$(422)	$943

(*)	Unrealized adjustments to DPAC include net unrealized gains/losses on securities and net unrealized gains/losses on cash flow hedges.